Borrowings - Borrowings' Remaining Contractual Maturities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	¥ 394,209	¥ 504,355
Within 1 year [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	124,777	188,771
Between 1 and 2 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	53,526	30,090
Between 2 and 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	188,012	253,918
After 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Remaining contractual maturities of borrowings	¥ 27,894	¥ 31,576